Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Our 2020 Plan allows the committee to grant various types of equity awards to any eligible employee, including the NEOs. Annual equity awards to executives are approved by the Compensation Committee and occur on the date of our first quarterly Compensation Committee meeting of each year. Consistent with the terms of our 2020 Plan, the Compensation Committee has also delegated to the CEO the authority to make limited equity grants to new members of our management team, which are then ratified by the Compensation Committee.
These awards are granted pursuant to a formula based on a specified dollar amount, with the number of shares for each RSU award determined by dividing the dollar amount by either the closing market price of our common stock on the grant date or a Monte Carlo valuation as appropriate for the award. Annual RSU awards for directors are approved by the Board at its regularly scheduled meeting in the first quarter of the fiscal year and are granted on the date of that meeting. These awards are granted pursuant to a formula based on a specified dollar amount, with the number of shares for each RSU grant determined by dividing the dollar amount by the closing market price of our common stock on the grant date. The amount granted to a new director is pro-rated based on the effective date of his or her appointment.
In addition, our Compensation Committee occasionally approves additional equity awards in certain special circumstances, such as upon an executive officer’s initial employment with the Company, the promotion of an executive officer to a new position or in recognition of special contributions made by an executive officer. For grants to executive officers, all such grants are approved by our Compensation Committee with an effective date of grant on or after the date of such approval. If the grant date is after the date of approval, it is on a date that is specified by our Compensation Committee at the time of approval.
We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based upon grant dates of equity. Similarly, we do not take material non-public information into account in determining the timing and terms of our equity awards. As described above, equity awards are granted in connection with our yearly compensation cycle at pre-scheduled meeting dates. In 2025, our regular time- and performance-based equity awards were made at the regularly scheduled meetings of the Compensation Committee and the Board on February 18, 2025.

Award Timing Method
Our 2020 Plan allows the committee to grant various types of equity awards to any eligible employee, including the NEOs. Annual equity awards to executives are approved by the Compensation Committee and occur on the date of our first quarterly Compensation Committee meeting of each year. Consistent with the terms of our 2020 Plan, the Compensation Committee has also delegated to the CEO the authority to make limited equity grants to new members of our management team, which are then ratified by the Compensation Committee.
These awards are granted pursuant to a formula based on a specified dollar amount, with the number of shares for each RSU award determined by dividing the dollar amount by either the closing market price of our common stock on the grant date or a Monte Carlo valuation as appropriate for the award. Annual RSU awards for directors are approved by the Board at its regularly scheduled meeting in the first quarter of the fiscal year and are granted on the date of that meeting. These awards are granted pursuant to a formula based on a specified dollar amount, with the number of shares for each RSU grant determined by dividing the dollar amount by the closing market price of our common stock on the grant date. The amount granted to a new director is pro-rated based on the effective date of his or her appointment.
In addition, our Compensation Committee occasionally approves additional equity awards in certain special circumstances, such as upon an executive officer’s initial employment with the Company, the promotion of an executive officer to a new position or in recognition of special contributions made by an executive officer. For grants to executive officers, all such grants are approved by our Compensation Committee with an effective date of grant on or after the date of such approval. If the grant date is after the date of approval, it is on a date that is specified by our Compensation Committee at the time of approval.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based upon grant dates of equity. Similarly, we do not take material non-public information into account in determining the timing and terms of our equity awards.
MNPI Disclosure Timed for Compensation Value	false